Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.7%
	COMMUNICATIONS — 2.3%
127,000	Twitter, Inc.*	$5,651,500
	CONSUMER DISCRETIONARY — 3.0%
90,400	Lennar Corp. - Class A	7,383,872
78	Lennar Corp. - Class B	5,121
		7,388,993
	CONSUMER STAPLES — 7.6%
125,000	Coca-Cola Co.	6,171,250
45,000	Procter & Gamble Co.	6,254,550
70,000	Tyson Foods, Inc. - Class A	4,163,600
66,000	Walgreens Boots Alliance, Inc.	2,370,720
		18,960,120
	ENERGY — 4.3%
305,000	Cabot Oil & Gas Corp.	5,294,800
61,000	Phillips 66	3,162,240
25,200	Pioneer Natural Resources Co.	2,166,948
		10,623,988
	FINANCIALS — 15.5%
38,000	Ameriprise Financial, Inc.	5,856,180
70,732	Bank of America Corp.	1,703,934
30,000	BOK Financial Corp.	1,545,300
52,200	Capital One Financial Corp.	3,751,092
34,000	Chubb Ltd.[1]	3,948,080
10,207	Cincinnati Financial Corp.	795,840
61,000	Commerce Bancshares, Inc.	3,433,690
34,500	Cullen/Frost Bankers, Inc.	2,206,275
89,300	East West Bancorp, Inc.	2,923,682
54,000	JPMorgan Chase & Co.	5,198,580
580,000	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	2,325,800
44,100	PNC Financial Services Group, Inc.	4,847,031
		38,535,484
	HEALTH CARE — 16.8%
95,000	Alcon, Inc.*,1	5,410,250
31,800	Amgen, Inc.	8,082,288
56,000	Danaher Corp.	12,058,480
180,000	Elanco Animal Health, Inc.*	5,027,400
61,400	Medtronic PLC[1]	6,380,688

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
56,300	Novartis A.G. - ADR[1]	$4,895,848
		41,854,954
	INDUSTRIALS — 12.9%
54,300	Allegion PLC[1]	5,370,813
31,000	General Dynamics Corp.	4,291,330
135,000	Johnson Controls International PLC[1]	5,514,750
72,900	Oshkosh Corp.	5,358,150
30,300	Parker-Hannifin Corp.	6,130,902
66,400	Xylem, Inc.	5,585,568
		32,251,513
	MATERIALS — 7.0%
205,700	Corteva, Inc.	5,926,217
24,000	Martin Marietta Materials, Inc.	5,648,640
72,000	RPM International, Inc.	5,964,480
		17,539,337
	REAL ESTATE — 2.4%
47,000	Equity LifeStyle Properties, Inc. - REIT	2,881,100
21,500	Sun Communities, Inc. - REIT	3,023,115
		5,904,215
	TECHNOLOGY — 23.9%
23,300	Adobe, Inc.*	11,427,019
30,400	ANSYS, Inc.*	9,947,792
69,400	Microchip Technology, Inc.	7,131,544
51,500	Microsoft Corp.	10,831,995
31,000	PayPal Holdings, Inc.*	6,107,930
58,000	QUALCOMM, Inc.	6,825,440
96,000	Sony Corp. - ADR[1]	7,368,000
		59,639,720
	Total Common Stocks
	(Cost $215,279,458)	238,349,824

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.5%
$11,138,635	UMB Money Market Fiduciary, 0.01%[2]	$11,138,635
	Total Short-Term Investments
	(Cost $11,138,635)	11,138,635
	TOTAL INVESTMENTS — 100.2%
	(Cost $226,418,093)	249,488,459
	Liabilities in Excess of Other Assets — (0.2)%	(444,919)
	TOTAL NET ASSETS — 100.0%	$249,043,540

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.